Right-of-use assets and lease liability (Tables)	9 Months Ended
Sep. 30, 2021
Right-of-use Assets And Lease Liability
(a) Right-of-use assets

(a) Right-of-use assets

			Sep/2021			Dec/2020
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Buildings and constructions	373,497	(123,144)	250,353	343,042	(83,146)	259,896
Computer equipment and goods	22,553	(10,079)	12,474	23,492	(6,793)	16,699
Machinery and equipment	1,023,989	(412,993)	610,996	1,043,172	(293,444)	749,728
Ships	1,250,404	(589,382)	661,022	1,230,602	(395,754)	834,848
Rail cars	1,554,410	(548,594)	1,005,816	1,399,318	(391,982)	1,007,336
Vehicles	83,525	(42,453)	41,072	59,515	(25,627)	33,888
Total	4,308,378	(1,726,645)	2,581,733	4,099,141	(1,196,746)	2,902,395

(b) Lease liability

(b) Lease liability

Sep/2021

Balance at December 31, 2020	3,207,886
New contracts	305,647
Interests and monetary and exchange variations, net	131,792
Currency translation adjustments	46,759
Payments	(594,337)
Interest paid	(167,990)
Balance at September 30, 2021	2,929,757

Current liability	855,942
Non-current liability	2,073,815
Total	2,929,757